Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments and Other Assets [Abstract]
Security deposit	¥ 2,188	$ 305	¥ 2,660
Prepaid advertising and promotion expenses	9,313	1,300
Prepaid financial consulting expenses	14,327	2,000
Technology transfer license fee	16,500	2,303	18,100
Others	544	77	1,485
Prepayments and other assets	42,872	5,985	22,245
Less: other receivable- a related party			(738)
Less: long-term prepayments	(16,979)	(2,370)	(18,698)
Less: allowance for credit losses	(175)	(24)	(183)
Prepayments and other current assets, net	¥ 25,718	$ 3,591	¥ 2,626